SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

27.  SUBSEQUENT EVENTS

On December 16, 2021, the Company entered into a secured non-revolving term loan with a private institutional lender for an aggregate principal amount of $40 million. The loan accrues interest at a rate of 10% per annum, is payable quarterly, and matures  on December 15, 2023. A portion of the proceeds were used to repay the existing term loans and mortgage assumed in the acquisition of Citizen Stash, in full on December 20, 2021 (Note 13).